Lease (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Lease
Schedule of lease

	Right-of-use assets	Lease liabilities
Balance at January 1, 2022	2,050	1,934
Additions	1,088	1,088
Acquisitions through business combinations	230	230
Depreciation	(551)	—
Interest expense	—	41
Payments	—	(675)
Effect of foreign exchange rates	(119)	(197)
Balance at March 31, 2022	2,698	2,421
Lease liabilities – current		1,544
Lease liabilities – non-current		877

	Right-of-use	Lease
	assets	liabilities
Balance at January 1, 2021	1,044	1,111
Additions	1,574	1,574
Depreciation	(343)	—
Interest expense	—	24
Payments	—	(574)
Effect of foreign exchange rates	—	(43)
Balance at March 31, 2021	2,275	2,092
Lease liabilities – current		1,593
Lease liabilities – non-current		499

		Lease
	Right-of-use assets	liabilities
Balance at January 1, 2020	71	70
Additions	1,236	1,236
Depreciation	(263)	—
Interest expense	—	26
Payments	—	(367)
Effect of foreign exchange rates	—	146
Balance at December 31, 2020	1,044	1,111
Lease liabilities – current		293
Lease liabilities – non-current		818

		Lease
	Right-of-use assets	liabilities
Balance at January 1, 2021	1,044	1,111
Additions	1,305	1,305
Acquisitions through business combinations	1,559	1,559
Depreciation	(1,908)	—
Interest expense	—	90
Payments	—	(2,222)
Effect of foreign exchange rates	50	91
Balance at December 31, 2021	2,050	1,934
Lease liabilities – current		831
Lease liabilities – non-current		1,103

Schedule of amounts recognized in consolidated statement of profit or loss

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
Expense relating to short-term and low-value leases	—	3
Interest expense on lease liabilities	41	24
	41	27

	2021	2020	2019
Expense relating to short-term and low-value leases	86	9	28
Interest expense on lease liabilities	90	26	1

Schedule of cash outflow for leases

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
Cash outflow for leases	634	550
Interest on lease	41	24
Total cash outflow for leases	675	574

	2021	2020	2019
Cash outflow for leases	2,132	367	31
Cash outflow for short-term and low-value leases	9	5	28
Total cash outflow for leases	2,141	372	59